Background, Organization and Summary of Significant Accounting Policies - Other Income (Deductions) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income (deductions)
Interest income	$ 6,108	$ 2,787	$ 1,849
Equity AFUDC	3,627	2,296	2,289
Total other income (deductions)	(17,426)	(6,030)	(10,291)
Southwest Gas Corporation
Other income (deductions)
Total other income (deductions)	(17,240)	(6,388)	(11,484)
Corporate and administrative
Other income (deductions)
Total other income (deductions)	52	13	0
Gas Operations
Other income (deductions)
Interest income	6,020	2,784	1,848
Gas Operations | Operating Segments | Southwest Gas Corporation
Other income (deductions)
Increase (decrease) in COLI policies	(3,200)	10,300	7,400
Interest income	6,020	2,784	1,848
Equity AFUDC	3,627	2,296	2,289
Non-service post-retirement benefit cost	(21,059)	(19,424)	(19,760)
Miscellaneous income and (expense)	(2,628)	(2,344)	(3,261)
Total other income (deductions)	(17,240)	(6,388)	(11,484)
Utility Infrastructure Services
Other income (deductions)
Interest income	88	3	1
Utility Infrastructure Services | Operating Segments | Centuri
Other income (deductions)
Interest income	88	3	1
Foreign transaction gain (loss)	(222)	(754)	(22)
Equity in earnings of unconsolidated investment – Western	531	1,052	69
Miscellaneous income and (expense)	(635)	44	1,145
Total other income (deductions)	$ (238)	$ 345	$ 1,193